Law Department
N9305-173
1700 Wells Fargo Center
Sixth and Marquette
Minneapolis, MN 55479

Mary E. Schaffner, Senior Counsel
612/667-2367
612/667-6082

March 16, 2007

Securities and Exchange Commission	VIA EDGAR
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Wells Fargo & Company (“Wells Fargo”) — File Number 1-2979
Definitive Proxy Statement for 2007 Annual Meeting

Ladies and Gentlemen:

In connection with the Wells Fargo & Company 2007 Annual Meeting to be held on April 24, 2007, enclosed for filing pursuant to Rule 14a-6, via EDGAR transmission, are (1) the definitive Notice of Annual Meeting and Proxy Statement; (2) two forms of proxy cards; (3) text of telephone voting script; and (4) notice of annual meeting and letter to householded stockholders, stockholders who consented to Internet delivery of proxy materials, and employee benefit plan participants also receiving proxy materials by Internet delivery.

The only matters to be acted on at the 2007 annual meeting will be (1) the election of directors (Item 1); (2) the ratification of accountants (Item 2); and (5) five stockholder proposals included pursuant to Rule 14a-8 (Items 3, 4, 5, 6, and 7).

Wells Fargo will commence mailing the definitive Notice and Proxy Statement and proxy cards to stockholders on or about Friday, March 16, 2007.

Copies of the definitive Notice and Proxy Statement and forms of proxy are being sent for filing with a copy of this letter to the New York Stock Exchange in accordance with Rule 14a-6(b) and NYSE rules.

If you have any questions or comments, please contact the undersigned at (612) 667-2367 or Laurel A. Holschuh, at (612) 667-8655.

Very truly yours,

/s/ Mary E. Schaffner

Mary E. Schaffner

Senior Counsel

Enclosures

cc w/enc:	New York Stock Exchange (6 copies)